CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Treasury Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Losses [Member]	(Accumulated Losses) Retained Earnings [Member]	Noncontrolling Interests [Member]
BEGINNING BALANCE at Dec. 31, 2010	$ 2,523,191	$ 16,056	$ (84)		$ 3,095,730	$ (11,345)	$ (577,166)	$ 0
BEGINNING BALANCE (in shares) at Dec. 31, 2010		1,605,658,111	(8,409,186)	[1]
Net income for the year	288,844	0	0		0	0	294,656	(5,812)
Foreign currency translation adjustment	(149)	0	0		0	(149)	0	0
Change in fair value of interest rate swap agreements	6,111	0	0		0	6,111	0	0
Change in fair value of forward exchange rate contracts	39	0	0		0	39	0	0
Reclassification to earnings upon discontinuance of hedge accounting (Note 12)	4,310	0	0		0	4,310	0	0
Reclassification to earnings upon settlement of forward exchange rate contracts	0
Acquisition of assets and liabilities (Note 25 (a)(b))	237,309	0	0		0	0	0	237,309
Share-based compensation (Note 18)	8,624	0	0		8,624	0	0	0
Shares issued upon restricted shares vested (Note 16) (in shares)		310,575
Shares issued upon restricted shares vested (Note 16)	0	3	0		(3)	0	0	0
Shares issued for future vesting of restricted shares and exercise of share options (Note 16) (in shares)		6,920,386	(6,920,386)	[1]
Shares issued for future vesting of restricted shares and exercise of share options (Note 16)	0	69	(69)		0	0	0	0
Issuance of shares for restricted shares vested (in shares)		0	941,648	[1]
Issuance of shares for restricted shares vested (Note 16)	0	0	9		(9)	0	0	0
Exercise of share options (Note 16) (in shares)		0	3,835,596	[1]
Exercise of share options (Note 16)	3,950	0	38		3,912	0	0	0
Issuance of shares for conversion of shareholders' loans (Note 16)(in shares)		40,211,930	0	[1]
Issuance of shares for conversion of shareholders' loans (Note 16)	115,423	403	0		115,020	0	0	0
ENDING BALANCE at Dec. 31, 2011	3,187,652	16,531	(106)		3,223,274	(1,034)	(282,510)	231,497
ENDING BALANCE (in shares) at Dec. 31, 2011		1,653,101,002	(10,552,328)	[1]
Net income for the year	398,672	0	0		0	0	417,203	(18,531)
Capital contribution from noncontrolling interests	140,000	0	0		0	0	0	140,000
Foreign currency translation adjustment	7	0	0		0	16	0	(9)
Change in fair value of interest rate swap agreements	0
Change in fair value of forward exchange rate contracts	99	0	0		0	99	0	0
Reclassification to earnings upon discontinuance of hedge accounting (Note 12)	0
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)	0	0		0	(138)	0	0
Acquisition of assets and liabilities (Note 25 (a)(b))	1,860	0	0		0	0	0	1,860
Share-based compensation (Note 18)	8,973	0	0		8,973	0	0	0
Shares issued upon restricted shares vested (Note 16) (in shares)		0
Shares issued for future vesting of restricted shares and exercise of share options (Note 16) (in shares)		4,958,293	(4,958,293)	[1]
Shares issued for future vesting of restricted shares and exercise of share options (Note 16)	0	50	(50)		0	0	0	0
Issuance of shares for restricted shares vested (in shares)		0	1,276,634	[1]
Issuance of shares for restricted shares vested (Note 16)	0	0	13		(13)	0	0	0
Cancellation of vested restricted shares (in shares)		0	(6)	[1]
Cancellation of vested restricted shares	0	0	0		0	0	0	0
Exercise of share options (Note 16) (in shares)		0	2,966,955	[1]
Exercise of share options (Note 16)	3,631	0	30		3,601	0	0	0
ENDING BALANCE at Dec. 31, 2012	3,740,756	16,581	(113)		3,235,835	(1,057)	134,693	354,817
ENDING BALANCE (in shares) at Dec. 31, 2012		1,658,059,295	(11,267,038)	[1]
Net income for the year	578,013	0	0		0	0	637,463	(59,450)
Capital contribution from noncontrolling interests	280,000	0	0		0	0	0	280,000
Foreign currency translation adjustment	(23,399)	0	0		0	(14,535)	0	(8,864)
Change in fair value of interest rate swap agreements	0
Change in fair value of forward exchange rate contracts	0
Reclassification to earnings upon discontinuance of hedge accounting (Note 12)	0
Reclassification to earnings upon settlement of forward exchange rate contracts	0
Share-based compensation (Note 18)	15,002	0	0		14,119	0	0	883
Shares issued upon restricted shares vested (Note 16) (in shares)		0
Shares purchased under trust arrangement for future vesting of restricted shares (Note 16) (in shares)		0	(1,121,838)	[1]
Shares purchased under trust arrangement for future vesting of restricted shares (Note 16)	(8,770)	0	(8,770)		0	0	0	0
Transfer of shares purchased under trust arrangement for restricted shares vested (Note 16) (in shares)		0	378,579	[1]
Transfer of shares purchased under trust arrangement for restricted shares vested (Note 16)	0	0	2,965		(2,965)	0	0	0
Shares issued for future vesting of restricted shares and exercise of share options (Note 16) (in shares)		8,574,153	(8,574,153)	[1]
Shares issued for future vesting of restricted shares and exercise of share options (Note 16)	0	86	(86)		0	0	0	0
Issuance of shares for restricted shares vested (in shares)		0	1,297,902	[1]
Issuance of shares for restricted shares vested (Note 16)	0	0	13		(13)	0	0	0
Exercise of share options (Note 16) (in shares)		0	3,064,302	[1]
Exercise of share options (Note 16)	4,919	0	31		4,888	0	0	0
Change in shareholding of the Philippines subsidiaries (Note 26)	338,461	0	0		227,535	0	0	110,926
ENDING BALANCE at Dec. 31, 2013	$ 4,924,982	$ 16,667	$ (5,960)		$ 3,479,399	$ (15,592)	$ 772,156	$ 678,312
ENDING BALANCE (in shares) at Dec. 31, 2013		1,666,633,448	(16,222,246)	[1]

[1]	The treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company's share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; and ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan.